Helms Mulliss & Wicker, PLLC      Attorneys at Law
Charlotte     Raleigh     Wilmington     www.hmw.com
[HELMS MULLISS WICKER LOGO]

704.343.2149	201 North Tryon Street
Fax 704.444.8779	Charlotte, NC 28202
rick.viola@hmw.com	P.O. Box 31247 (28231)
704.343.2000
f704.343.2300
July 18, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	First Charter Corporation Registration Statement on Form S-4 with respect to 2,975,000 Shares of Stock
Ladies and Gentlemen:
     On behalf of First Charter Corporation, a North Carolina corporation (the “Registrant”), and pursuant to the Securities Act of 1933, as amended (the “Act”), we are transmitting herewith for filing with the Securities and Exchange Commission (the “Commission”) the Registrant’s Registration Statement on Form S-4, with exhibits, with respect to the pending merger of GBC Bancorp, Inc. with and into the Registrant and the registration of 2,975,000 shares of the Registrant’s common stock. The filing fee of $7,266.00 has been wired to the Commission’s account at Mellon Bank.
     Please call the undersigned at 704-343-2030 if you have any questions with respect to this filing.
Very truly yours,
/s/ RICHARD W. VIOLA
Richard W. Viola
RWV/cws

cc:	First Charter Corporation NASDAQ Global Select Market
Enclosure